Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital lease
2014	$ 1,525
2015	1,806
2016	1,806
2017	1,806
2018	1,806
Thereafter	3,595
Total	12,344
Less: imputed interest	(2,030)
Present value of minimum lease payments	10,314
Less: current capital lease obligations	(1,089)
Long-term capital lease obligations	9,225
Operating lease
2014	73,250
2015	53,949
2016	43,586
2017	34,677
2018	17,989
Thereafter	119,932
Total	$ 343,383